Concentrations risks (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 MYR (RM)
Concentration Risk [Line Items]
Cash FDIC	$ 250,000
Restricted cash	15,237	$ 10,820
Cash balance	237,605	189,005
MALAYSIA
Concentration Risk [Line Items]
Cash balance	151,506	0
Credit Risk [Member]
Concentration Risk [Line Items]
Deposits	57,000			$ 75,000
Cash balance	70,670	177,205
Bank balance	0	84,870
Credit Risk [Member] | MALAYSIA
Concentration Risk [Line Items]
Deposits	53,000				RM 250,000
Restricted cash	$ 79,219	$ 0
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	23.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	11.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.60%
Total Purchases [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	79.90%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%